Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Summary of Key Financial Performance Measures of Segments Including Revenue, Cost of Revenue, and Gross Profit/(Loss)
Key financial performance measures of the segments including revenue, cost of revenue, and gross profit/(loss) are as follows:

	2022	2021	2020
	(in € millions)
Premium
Revenue	10,251	8,460	7,135
Cost of revenue	7,355	5,986	5,126
Gross profit	2,896	2,474	2,009
Ad-Supported
Revenue	1,476	1,208	745
Cost of revenue	1,446	1,091	739
Gross profit	30	117	6
Consolidated
Revenue	11,727	9,668	7,880
Cost of revenue	8,801	7,077	5,865
Gross profit	2,926	2,591	2,015

Summary of Reconciliation Between Reportable Segment Gross Profit to Group’s (Loss)/Income Before Tax	The reconciliation between reportable segment gross profit to the Group’s (loss)/income before tax is as follows:

	2022	2021	2020
	(in € millions)
Segment gross profit	2,926	2,591	2,015
Research and development	(1,387)	(912)	(837)
Sales and marketing	(1,572)	(1,135)	(1,029)
General and administrative	(626)	(450)	(442)
Finance income	421	246	94
Finance costs	(132)	(91)	(510)
(Loss)/income before tax	(370)	249	(709)

Summary of Revenue and Non-current Asset by Geographic Country
Revenue by country

	2022	2021	2020
	(in € millions)
United States	4,712	3,692	2,947
United Kingdom	1,113	994	836
Luxembourg	7	6	5
Other countries	5,895	4,976	4,092
Total	11,727	9,668	7,880
Non-current assets for this purpose consist of property and equipment and lease right-of-use assets.

	2022	2021	2020
	(in € millions)
Sweden	142	148	151
United States	529	549	504
Other countries	94	112	102
Total	765	809	757